Other Income and Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income
Income from investment in CFS Partners	$ 951,605	$ 684,891
Expenses
Outsourcing expense	506,563	473,426
Service contracts - administration	520,310	506,144
Marketing	470,000	425,000
State deposit tax	884,492	704,047
ATM fees	$ 562,779	$ 486,590